SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 555,321	$ 246,383
Finished goods	1,189,131	1,209,545
Inventory valuation allowance	(147,960)	(439,486)
Total inventory, net	$ 1,596,492	$ 1,016,442